EXPENSES BY NATURE (Tables)	3 Months Ended
Mar. 31, 2022
SCHEDULE OF COST OF SALES

(a) Cost of sales consist of the following:

	Three months ended
	March 31	March 31
	2022	2021
	$	$
Direct mining and milling costs (1)	5,442	6,456
Changes in inventories (2)	193	(303)
Depletion and amortization	2,278	1,790
Cost of sales	7,913	7,943

(1)	Direct mining and milling costs include personnel, general and administrative, fuel, electricity, maintenance and repair costs as well as operating supplies, external consulting and transport fees.

(2)	Changes in inventories reflect the net cost of ore and concentrate (i) sold during the current period but produced in a previous period (an addition to direct mining and milling costs) or (ii) produced but not sold in the current period (a deduction from direct mining and milling costs).

SCHEDULE OF ADMINISTRATIVE EXPENSES

(b) Administrative expenses consist of the following:

	Three months ended
	March 31	March 31
	2022	2021
	$	$
Office and overhead	561	606
Salaries and wages	371	712
Corporate development and legal	60	68
Public company costs	33	57
Administrative expenses	1,025	1,443

SCHEDULE OF OTHER EXPENSES

(c) Other (income) expenses consist of the following:

	Three months ended
	March 31	March 31
	2022	2021
	$	$
Fair value loss on marketable securities	43	469
Fair value loss on purchase warrants	17	74
Unrealized foreign exchange (gain) loss	(515)	132
Realized foreign exchange gain	(23)	(63)
Interest and other expenses	78	48
Insurance proceeds received	(592)	-
Management fee income (Note 5)	-	(9)
Other (income) expenses	(992)	651